Other financial assets - Derivatives (Details) - Other Derivatives € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) agreement	Dec. 31, 2023 EUR (€) agreement	Dec. 31, 2022 EUR (€)
Disclosure of Other financial assets [Line Items]
Number of option agreements entered into | agreement	2	2
Losses on change in fair value of derivatives	€ 2,533	€ 5,497
Fair value gain			€ 5,507
Credit derivative, fair value	€ 1,167	€ 3,700